Taxation - Tax Charge Reconciled to Profit Before Taxation (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
UK corporation tax rate	19.00%	19.00%	19.25%